Schedule I - Valuation accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 908	$ 785	$ 969
Charged to Cost and Expenses	98	156	214
Charge-off Against Allowances		(33)	(398)
Balance at End of Period	$ 1,006	$ 908	$ 785